EARNINGS PER COMMON SHARE - Schedule of Earnings Attributable to Common Shareholders (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [abstract]
Earnings attributable to common shareholders	$ 1,694	$ 1,864
Dividends on preferred shares	(144)	(143)
Basic and diluted earnings attributable to common shareholders	1,550	1,721
Basic and diluted earnings attributable to common shareholders	$ 1,550	$ 1,721